Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Net Income (Loss)	¥ 41,303	¥ (97,080)	¥ (25,798)